NOTES PAYABLE	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
NOTE 7. NOTES PAYABLE

The Company issued a $50,000 unsecured Promissory Note dated June 5, 2008 (the ”Note”) to Milestone Enhanced Fund Ltd. (“Milestone”) in connection with Milestone’s $50,000 working capital loan to the Company, and the terms and conditions of such Note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at September 30, 2011 and June 30, 2011 is $13,306 and $12,298, respectively. This Note is in default as of September 30, 2011 and remains payable to Milestone.

The Company issued an unsecured Convertible Promissory Note (the “Convertible Note”) dated April 30, 2009, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due on November 8, 2010 to Milestone. The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone’s option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date. The Company and Milestone have not yet negotiated such conversion terms. The total interest accrued on the Convertible Note at September 30, 2011 and June 30, 2011 is $8,901 and $7,965, respectively. This Note is in default as of September 30, 2011 and remains payable to Milestone.

NOTE 7.  NOTES PAYABLE

The Company issued a $50,000 unsecured Promissory Note dated June 5, 2008 (the ”Note”) to Milestone Enhanced Fund Ltd. (“Milestone”) in connection with Milestone’s $50,000 working capital loan to the Company, and the terms and conditions of such Note allow for prepayment of the principal and accrued interest any time without penalty. The interest rate is 8% per annum and the maturity date was June 5, 2010. The total interest accrued at June 30, 2011 and 2010 is $12,298 and $8,298, respectively.  This Note is in default as of June 30, 2011 and remains payable to Milestone.

The Company issued an unsecured Convertible Promissory Note (the “Convertible Note”) dated April 30, 2009, bearing an interest rate of 8.25% per annum, in the amount of $45,000, due on November 8, 2010 to Milestone.  The Convertible Note provides that the principal and interest balance due on the Convertible Note are convertible at Milestone’s option pursuant to terms to be mutually agreed upon by the Company and Milestone in writing at a later date.  The Company and Milestone have not yet negotiated such conversion terms.  The total interest accrued on the Convertible Note at June 30, 2011 and 2010 is $7,965 and $4,252, respectively.  This Note is in default as of June 30, 2011 and remains payable to Milestone.